Long-Term Debt And Loans Payable (Tables)	12 Months Ended
Dec. 31, 2013
Long Term Debt And Loans Payable [Abstract]
Schedule Of Long-Term Debt Future Sinking Fund Payments And Debt Maturities

Interest Rate Range	2014	2015	2016	2017	2018	Thereafter

0.00% to 0.99%	$194	$437	$437	$437	$437	$3,093
1.00% to 1.99%	2,322	2,249	2,128	1,994	2,026	17,896
2.00% to 2.99%	1,030	1,056	1,083	1,112	1,143	9,479
3.00% to 3.99%	2,469	2,553	2,649	2,736	2,827	204,131
4.00% to 4.99%	27,260	272	11,087	11,096	11,111	557,871
5.00% to 5.99%	51,673	38,614	16,887	25,069	10,720	373,531
6.00% to 6.99%	-	12,000	-	8,923	13,000	31,000
7.00% to 7.99%	345	409	442	479	518	32,863
8.00% to 8.99%	295	405	437	473	512	17,161
9.00% to 9.99%	700	700	700	700	5,700	20,000
10.00% to 10.99%	-	-	-	-	6,000	-
Total	$86,288	$58,695	$35,850	$53,019	$53,994	$1,267,025